May 6, 2003

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

         RE:      Gabelli Capital Series Funds, Inc. (the "Fund")
                  FILE NOS. 33-61254/811-7644
                  ---------------------------

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 10 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2003 (Accession # 0000935069-03-000556).

Should you have any comments on this filing,  please contact the  undersigned at
(617) 535-0531.

Sincerely,

/s/ Arlene Lonergan
Arlene Lonergan

Senior Regulatory Administrator

cc:      B. Alpert
         J. McKee
         D. Schloendorn
         G. Hanson
         L. Dowd